Trade and other receivables, net - Carrying amounts of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade and other receivables	$ 197,506	$ 172,214
US Dollar
Disclosure of financial assets [line items]
Trade and other receivables	52,342	50,400
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	42,896	48,911
Uruguay, Pesos
Disclosure of financial assets [line items]
Trade and other receivables	534	415
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 101,734	$ 72,488